14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities Income Tax And Minimum Notional Income Tax Details Narrative
Accumulated tax losses	$ 5,548	$ 4,283
Unrecognized deferred assets	$ 0	$ (687)